Equity (Tables)	6 Months Ended
Jun. 30, 2019
Other comprehensive income by item
Schedule of other comprehensive income components

	Millions of euros
	06-30-2019	12-31-2018
Other comprehensive income accumulated	(21,425)	(22,141)
Items not reclassified to profit or loss	(3,625)	(2,936)
Actuarial gains or losses on defined benefit pension plans	(4,141)	(3,609)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	1	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	527	597
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	—	—
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(12)	75
Items that may be reclassified to profit or loss	(17,800)	(19,205)
Hedge of net investments in foreign operations (effective portion)	(5,074)	(4,312)
Exchange differences	(14,927)	(15,730)
Hedging derivatives. Cash flow hedges (effective portion)	393	277
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,051	828
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(243)	(268)

Schedule of changes in fair value of equity instruments that will not be reclassified

	Millions of euros
	06-30-2019				12-31-2018
			Net				Net
	Revaluation	Revaluation	revaluation	Fair	Revaluation	Revaluation	revaluation	Fair
	gains	losses	gains/(losses)	value	gains	losses	gains/(losses)	value
Equity instruments
Domestic
Spain	19	(444)	(425)	185	20	(216)	(196)	417
International
Rest of Europe	60	(78)	(18)	319	160	(76)	84	652
United States	13	—	13	45	9	—	9	42
Latin America and rest	960	(3)	957	2,240	708	(8)	700	1,560
	1,052	(525)	527	2,789	897	(300)	597	2,671
Of which:
Listed	961	(15)	946	2,289	818	(18)	800	1,943
Unlisted	91	(510)	(419)	500	79	(282)	(203)	728

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer

	Millions of euros
	06-30-2019				12-31-2018
			Net				Net
			revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government and central banks debt instruments
Spain	717	(4)	713	29,002	323	(3)	320	38,550
Rest of Europe	679	(32)	647	20,039	373	(55)	318	17,494
Latin America and rest of the world	715	(42)	673	44,820	448	(117)	331	42,599
Private-sector debt instruments	80	(62)	18	21,412	37	(178)	(141)	19,777
	2,191	(140)	2,051	115,273	1,181	(353)	828	118,420